RELATED-PARTY TRANSACTIONS - Operations with related parties, guarantees granted (Details) - Financing Agreements - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Joint-venture | Diaco S.A.
Guarantees granted
Original Amount	R$ 137,700
Carrying Amount		R$ 128,019
Joint-venture | Gerdau Corsa S.A.P.I de C.V.
Guarantees granted
Original Amount	1,875,345
Carrying Amount	1,933,929	1,797,856	R$ 2,016,260
Joint-venture | Gerdau Summit Aos Fundidos e Forjados S.A.
Guarantees granted
Original Amount	130,164
Carrying Amount	41,571	6,550
Subsidiary and Joint-venture | Gerdau Metaldom S.A; Aceros Corsa S.A De C.V
Guarantees granted
Carrying Amount	R$ 198,619	R$ 178,200